Taxation - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax expense benefits [line items]
Provisions For Uncertain Tax Position	£ 551	£ 858
Provision for deferred tax liabilities	289	3,556
Unremitted profits	16,000	15,000
Unremitted profits for which deferred tax not provided	660	831
Deferred tax assets recognized on trading losses	£ 1,661	£ 1,450
Tax rate	19.00%	19.00%	19.00%
Income taxes paid, classified as operating activities	£ 1,500
Overseas [Member]
Income tax expense benefits [line items]
Provision for deferred tax liabilities	157	£ 204
UK [member]
Income tax expense benefits [line items]
Payments of corporation tax	£ 48
Tax rate			17.00%
UK [member] | Reduced Tax Rate Cancelled [Member]
Income tax expense benefits [line items]
Tax rate			19.00%
UK [member] | Bottom of range [member]
Income tax expense benefits [line items]
Tax rate	15.00%
Uk [Member] | Increase In The Headline Rate Of Tax [Member]
Income tax expense benefits [line items]
Headline UK tax rate effective 2023.	25.00%	19.00%